Significant Accounting Policies - Schedule of Financial Liability Measured on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability	$ 189
Stock purchase warrants liability [Member]
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability	189
Fair Value, Inputs, Level 1 [Member]
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability
Fair Value, Inputs, Level 1 [Member] | Stock purchase warrants liability [Member]
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability
Fair Value, Inputs, Level 2 [Member]
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability
Fair Value, Inputs, Level 2 [Member] | Stock purchase warrants liability [Member]
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability
Fair Value, Inputs, Level 3 [Member]
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability	189
Fair Value, Inputs, Level 3 [Member] | Stock purchase warrants liability [Member]
Schedule of Financial Liability Measured on Recurring Basis [Line Items]
Total stock purchase warrants liability	$ 189